Contingencies (Number Of Tobacco-Related Cases Pending Against Us And/Or Our Subsidiaries Or Indemnitees) (Details)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Individual Smoking And Health Cases [Member]
Loss Contingencies [Line Items]
Cases brought against PM	75	94	119
Smoking And Health Class Actions [Member]
Loss Contingencies [Line Items]
Cases brought against PM	10	11	9
Health Care Cost Recovery Actions [Member]
Loss Contingencies [Line Items]
Cases brought against PM	11	10	11
Lights Class Actions [Member]
Loss Contingencies [Line Items]
Cases brought against PM	2	2	3
Individual Lights Cases - Small Claims Court [Member]
Loss Contingencies [Line Items]
Cases brought against PM	9	10	12
Public Civil Actions [Member]
Loss Contingencies [Line Items]
Cases brought against PM	3	7	11